Selling expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling expenses
Schedule of Selling Expenses

Amounts in US$ ‘000	2023	2022	2021
Staff costs (Note 11)	466	410	318
Shared-based payment (Note 11)	17	—	—
Transportation (a)	9,022	4,881	4,233
Selling taxes and other	3,579	2,704	4,179
	13,084	7,995	8,730
(a)	The rise in transportation costs in 2023 is mainly attributed to deliveries at different sales points in the CPO-5 Block in Colombia. Sales at the wellhead incur no selling costs but yield lower revenue, while transportation expenses for sales to alternative delivery points are recognized as selling expenses.